CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:
-Non-related parties	$ 1,879,247,942	$ 1,495,509,056	$ 630,961,165
-Related parties	19,674,164
Total net revenues	1,898,922,106	1,495,509,056	630,961,165
Cost of Revenue
-Non-related parties	1,696,421,523	1,266,737,444	552,856,159
-Related parties	20,218,969
Total cost of revenues	1,716,640,492	1,266,737,444	552,856,159
Gross profit	182,281,614	228,771,612	78,105,006
Operating expenses:
Selling expenses	69,341,229	47,109,261	22,088,657
General and administrative expenses	86,268,786	54,519,646	46,323,959
Research and development expenses	19,838,547	6,843,216	3,180,372
Total operating expenses	175,448,562	108,472,123	71,592,988
Income from operations	6,833,052	120,299,489	6,512,018
Other income (expenses):
Interest expense	(43,843,586)	(22,164,363)	(9,458,983)
Interest income	8,446,647	6,935,560	5,084,227
Gain (loss) on change in foreign currency derivatives	(5,750,981)	1,656,928	9,870,333
Foreign exchange gain (loss)	(40,007,403)	(36,291,898)	7,680,503
Investment income (loss)	(41,163)	(2,853,403)	1,788,036
Income (loss) before income taxes	(74,363,434)	67,582,313	21,476,134
Income tax benefit (expense)	(16,539,940)	(16,753,917)	1,302,065
Net income (loss)	(90,903,374)	50,828,396	22,778,199
Less: net income (loss) attributable to non-controlling interest	(99,174)	259,477	132,315
Net income (loss) attributable to Canadian Solar Inc.	$ (90,804,200)	$ 50,568,919	$ 22,645,884
Earnings (loss) per share-basic (in dollars per share)	$ (2.11)	$ 1.18	$ 0.61
Shares used in computation - basic (in shares)	43,076,489	42,839,356	37,137,004
Earnings (loss) per share-diluted (in dollars per share)	$ (2.11)	$ 1.16	$ 0.60
Shares used in computation-diluted (in shares)	43,076,489	43,678,208	37,727,138